Tax credits and grants receivable - Disclosure Details Of Tax Credits Roll Forward (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Disclosure of Tax Credits and Grants Receivable
Beginning balance	$ 441	$ 755
Tax credits and grants recognized in net loss	316	602
Tax credits and grants received	(442)	(922)
Effect of change in exchange rates	(16)	6
Ending balance	$ 299	$ 441